As filed with the Securities and Exchange Commission on December 1, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.3%
	Beverage and Tobacco Product Manufacturing - 2.7%
23,200	Lorillard, Inc.(c)	$1,389,912

	Broadcasting (except Internet) - 13.6%
9,400	DIRECTV(a)(c)	813,288
337,000	Sirius XM Holdings, Inc.(a)(c)(e)	1,176,130
33,900	Time Warner Cable, Inc.(c)	4,864,311
		6,853,729

	Chemical Manufacturing - 14.8%
14,200	Allergan, Inc.(c)	2,530,298
7,200	AstraZeneca PLC - ADR(c)	514,368
22,000	QLT, Inc.(a)(b)	99,440
56,900	Rockwood Holdings, Inc.(c)	4,350,005
		7,494,111

	Computer and Electronic Product Manufacturing - 2.5%
20,100	International Rectifier Corp.(a)(c)	788,724
23,900	TriQuint Semiconductor, Inc.(a)	455,773
		1,244,497

	Credit Intermediation and Related Activities - 5.7%
50,000	1st United Bancorp, Inc.	426,000
251,100	Hudson City Bancorp, Inc.(c)	2,440,692
		2,866,692

	General Merchandise Stores - 4.2%
27,500	Family Dollar Stores, Inc.(c)	2,124,100

	Machinery Manufacturing - 1.7%
10,800	Dresser-Rand Group, Inc.(a)	888,408

	Merchant Wholesalers, Durable Goods - 8.9%
51,900	Covidien PLC(b)(c)	4,489,869

	Merchant Wholesalers, Nondurable Goods - 3.9%
14,400	Sigma-Aldrich Corp.	1,958,544

	Miscellaneous Manufacturing - 2.1%
63,600	International Game Technology(c)(e)	1,072,932

	Oil and Gas Extraction - 1.7%
63,100	Kodiak Oil & Gas Corp.(a)(b)(c)	856,267

	Pharmaceuticals - 7.1%
41,400	Shire PLC(b)	3,583,951

	Pipeline Transportation - 0.0%
1	Energy Transfer Partners, L.P.	43

	Professional, Scientific, and Technical Services - 1.7%
15,400	URS Corp.	887,194

	Publishing Industries (Except Internet) - 11.1%
52,700	Compuware Corp.	559,147
28,900	Concur Technologies, Inc.(a)	3,665,098
57,800	TIBCO Software, Inc.(a)(e)	1,365,814
		5,590,059

	Specialty Trade Contractors - 0.6%
24,700	Pike Corp.(a)	293,683

	Telecommunications - 1.7%
18,100	Ziggo NV(a)(b)	847,927

	Transportation Equipment Manufacturing - 5.7%
28,700	TRW Automotive Holdings Corp.(a)(c)	2,905,875

	Utilities - 0.6%
10,900	Pepco Holdings, Inc.	291,684
	TOTAL COMMON STOCKS (Cost $45,716,191)	45,639,477

	REITS - 2.6%
8,400	American Realty Capital Healthcare Trust	88,032
90,100	Glimcher Realty Trust	1,219,954
		1,307,986
	TOTAL REITS (Cost $1,319,058)	1,307,986

	RIGHTS - 0.0%
	Hospitals - 0.0%
6,500	Community Health Systems, Inc.(a)	195
	TOTAL RIGHTS (Cost $–)	195

	MONEY MARKET FUNDS - 2.7%
1,376,298	Fidelity Institutional Money Market Portfolio - Class I, 0.04%(d)	1,376,298
	TOTAL MONEY MARKET FUNDS (Cost $1,376,298)	1,376,298

	Total Investments in Securities (Cost $48,411,547) - 95.6%	48,323,956
	Other Assets in Excess of Liabilities - 4.4%	2,227,524
	NET ASSETS - 100.0%	$50,551,480

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2014.
(e)	A portion of this security is pledged as collateral for written options.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 35.2%
	Administrative and Support Services - 0.8%
11,304	AECOM Technology Corp.(a)	$381,510

	Beverage and Tobacco Product Manufacturing - 0.3%
2,974	Reynolds American, Inc.	175,466

	Broadcasting (except Internet) - 10.4%
97,463	Comcast Corp. - Class A	5,241,560

	Chemical Manufacturing - 6.7%
9,861	AbbVie, Inc.	569,571
27,328	Albemarle Corp.	1,609,619
13,284	Pfizer, Inc.	392,808
6,383	Valeant Pharmaceuticals International, Inc.(a)(b)	837,450
		3,409,448

	Computer and Electronic Product Manufacturing - 7.0%
49,618	Medtronic, Inc.	3,073,835
40,033	RF Micro Devices, Inc.(a)	461,981
		3,535,816

	Credit Intermediation and Related Activities - 6.0%
21,098	M&T Bank Corp.	2,601,173
44,500	Valley National Bancorp	431,205
		3,032,378
	Oil and Gas Extraction - 1.7%
11,168	Whiting Petroleum Corp.(a)	866,078

	Other Information Services - 1.2%
4,113	Liberty Global PLC - Class A(a)(b)	174,967
10,146	Liberty Global PLC - Class C(a)(b)	416,138
		591,105

	Telecommunications - 1.1%
16,030	AT&T, Inc.	564,897
	TOTAL COMMON STOCKS (Proceeds $17,896,440)	17,798,258

	REITS - 0.8%
1,276	Ventas, Inc.	79,048
17,920	Washington Prime Group, Inc.	313,242
		392,290
	TOTAL REITS (Proceeds $389,178)	392,290
	Total Securities Sold Short (Proceeds $18,285,618)	$18,190,548

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Options Written
at September 30, 2014 (Unaudited)
		Value
Contracts
	CALL OPTIONS - 0.0%
265	International Game Technology	$3,312
	Expiration: October 2014, Exercise Price: $17.00
293	Sirius XM Holdings, Inc.	3,809
	Expiration: December 2014, Exercise Price: $3.50
578	TIBCO Software, Inc.	8,671
	Expiration: January 2015, Exercise Price: $24.00
	TOTAL OPTIONS WRITTEN (Premiums received $31,578)	$15,792

Note 1 – Securities Valuation

The Kellner Merger Fund’s (the “Fund”) investments in securities are carried at their fair value.  The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2014:

Kellner Merger Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Construction	$293,683	$-	$-	$293,683
Finance and Insurance	2,866,692	-	-	2,866,692
Information	13,291,715	-	-	13,291,715
Manufacturing	18,579,686	-	-	18,579,686
Mining, Quarrying, and Oil and Gas Extraction	856,267	-	-	856,267
Professional, Scientific, and Technical Services	887,194	-	-	887,194
Retail Trade	2,124,100	-	-	2,124,100
Transportation and Warehousing	43	-	-	43
Utilities	291,684	-	-	291,684
Wholesale Trade	6,448,413	-	-	6,448,413
Total Common Stocks	45,639,477	-	-	45,639,477
REITS	1,307,986	-	-	1,307,986
Rights	195	-	-	195
Short-Term Investments	1,376,298	-	-	1,376,298
Total Investments in Securities	$48,323,956	$-	$-	$48,323,956
Securities Sold Short	$18,190,548	$-	$-	$18,190,548
Written Options
Call Options	$12,480	$3,312	$-	$15,792
Total Written Options	$12,480	$3,312	$-	$15,792

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2014, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2014.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2014, for the Kellner Merger Fund was $209,235 and $7,999, respectively.

Transactions in written options contracts for the period ended September 30, 2014, are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning balance	2	$316
Options written	1,805	79,648
Options closed	(12)	(1,197)
Options expired	(659)	(47,189)
Outstanding at September 30, 2014	1,136	$31,578

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2014, was as follows*:

Kellner Merger Fund

Cost of investments	$48,411,547

Gross unrealized appreciation	$993,964
Gross unrealized depreciation	(1,081,555)
Net unrealized depreciation	$(87,591)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
             Douglas G. Hess, President

Date 11/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 11/28/2014

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 11/28/2014

* Print the name and title of each signing officer under his or her signature.